GEOGRAPHIC AND CUSTOMER INFORMATION - Additional Information (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	41.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	23.00%	81.00%
Customer C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	16.00%